Earnings Per Share (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Basic Earnings:
Income from continuing operations attributable to Boston Properties, Inc., Income (Numerator)									$ 618,113	$ 248,042	$ 263,046
Net income attributable to Boston Properties Inc., Shares (Denominator)									152,201	150,120	145,693
Income from continuing operations attributable to Boston Properties, Inc., Per Share Amount (in dollars per share)									$ 4.06	$ 1.65	$ 1.80
Discontinued operations attributable to Boston Properties, Inc., Income (Numerator)									123,641	41,608	9,633
Discontinued operations attributable to Boston Properties, Inc., Per Share Amount (in dollars per share)									$ 0.81	$ 0.28	$ 0.07
Net Income Loss Available To Boston Properties, Inc. Common Stockholders									741,594	289,650	272,679
Allocation of undistributed earnings to participating securities									(160)
Allocation of undistributed earnings to participating securities (in shares)									$ 0.00
Net income attributable to Boston Properties Inc., Per Share Amount (in dollars per share)	$ 0.58	$ 1.00	$ 2.95	$ 0.32	$ 0.43	$ 0.38	$ 0.79	$ 0.33	$ 4.87	$ 1.93	$ 1.87
Effect of Dilutive Securities:
Stock Based Compensation and Exchangeable Senior Notes, Income (Numerator)									0	0	0
Stock Based Compensation and Exchangeable Senior Notes, Shares (Denominator)									320	591	525
Stock Based Compensation and Exchangeable Senior Notes Per Share Amount									$ (0.01)	$ (0.01)	$ (0.01)
Diluted Earnings:
Diluted Earnings: Net income, Income (Numerator)									$ 741,594	$ 289,650	$ 272,679
Diluted Earnings: Net income, Shares (Denominator)									152,521	150,711	146,218
Diluted Earnings: Net income, Per Share Amount (in dollars per share)	$ 0.58	$ 1.00	$ 2.94	$ 0.31	$ 0.43	$ 0.38	$ 0.78	$ 0.33	$ 4.86	$ 1.92	$ 1.86